Organization and principal activities - Consolidated assets and liabilities information of the Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		¥ 492,107	$ 77,222	¥ 843,448
Restricted cash		24,131	3,787	92,582
Short-term investments		6,150	965	9,000
Accounts receivable, net		884,740	138,835	2,252,103
Loans to equity method investees, net				92,116
Prepayments and other current assets, net		220,171	34,549	185,960
Total current assets		1,627,299	255,358	3,475,209
Property, equipment and software, net		14,562	2,285	14,493
Equity method investments, net		257,122	40,348	468,598
Long-term equity investment, net		14,000	2,197	40,000
Deferred tax assets, net		0		3,558
Other non-current assets				7,488
Total non-current assets		285,684	44,830	572,743
Total assets		1,912,983	300,188	4,047,952
Short-term bank borrowings		134,780	21,150	443,444
Accounts payable		1,175,943	184,531	1,796,304
Customers' refundable fees		30,997	4,864	36,074
Accrued expenses and other current liabilities		238,198	37,378	281,648
Income tax payables		813	128	510
Total current liabilities		1,580,731	248,051	2,557,980
Non-current liabilities
Income tax payables		28,575	4,484	23,840
Total non-current liabilities		28,575	4,484	23,974
Total liabilities		1,609,306	$ 252,535	2,581,954
VIE
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		227,742		473,733
Restricted cash		24,131		9,390
Short-term investments		6,150		9,000
Accounts receivable, net		879,103		2,252,103
Loans to equity method investees, net				92,116
Amounts due from related parties	[1]	627,140		583,662
Prepayments and other current assets, net		206,689		182,559
Total current assets		1,970,955		3,602,563
Property, equipment and software, net		14,562		14,291
Equity method investments, net		256,062		468,088
Long-term equity investment, net		14,000		40,000
Deferred tax assets, net				3,558
Other non-current assets				7,488
Total non-current assets		284,624		533,425
Total assets		2,255,579		4,135,988
Short-term bank borrowings		134,780		443,444
Accounts payable		1,154,572		1,775,826
Customers' refundable fees		30,997		36,074
Current instalments of long-term loans from a related party	[2]	234,000		300,000
Amounts due to related parties		207,400		118,826
Accrued expenses and other current liabilities		171,725		269,434
Income tax payables		813		510
Total current liabilities		1,934,287		2,944,114
Non-current liabilities
Income tax payables		27,171		22,622
Long-term loans from a related party excluding current instalments**	[2]	1,128,000		1,007,000
Total non-current liabilities		1,155,171		1,029,622
Total liabilities		¥ 3,089,458		¥ 3,973,736

[1]	* Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.
[2]	** Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2020: 0.2-0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.